Non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2019
Non-controlling interests.
Schedule of information of changes in noncontrolling interests

The following table summarizes the changes in non-controlling interests from June 30, 2018 through June 30, 2019.

			Zhenjiang Jianghe High
	Haibo Education	Haibo Logistics	School of Art	Total
	RMB	RMB	RMB	RMB
Balance at June 30, 2018	9,390	3,764	—	13,154
Acquisition through a business combination, including deemed cash consideration to NCI	—	—	9,408	9,408
Net profit/(loss) and total comprehensive income attributable to NCI	19,535	3,808	(984)	22,359
Dividends paid to NCI	(6,075)	(1,407)	—	(7,482)
Balance at June 30, 2019	22,850	6,165	8,424	37,439

Summary of financial information relating to Haibo Education

	2018	2019
	RMB’000	RMB’000

NCI percentage	44%	44%

Current assets	41,577	61,639
Non-current assets	22	1,540
Current liabilities	20,259	11,248
Net assets	21,340	51,931
Carrying amount of NCI	9,390	22,850

Revenue	35,532	87,655
Net profit for the year	15,340	44,397
Total comprehensive income	15,340	44,397
Net profit and total comprehensive income attributable to NCI	6,750	19,535

Dividend paid to NCI	—	6,075

Cash flows from operating activities	35,462	32,649
Cash flows generated from/(used in) investing activities	14	(41,603)
Cash flows generated from/(used in) financing activities	6,000	(13,806)